Note 3 Contribution to consolidated group total assets entities by main activities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 859,576	€ 772,402	[1]	€ 775,558	[1]
Banking and other financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	818,287	733,860		737,971
Insurance and pension and investment fund managing companies [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	37,521	34,439		34,520
Other non-financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 3,768	€ 4,103		€ 3,068

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.